Interest and Finance Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest And Finance Costs [Abstract]
Interest on long-term debt	$ 811	$ 5,075	$ 9,602
Interest on revolving credit facility	396	2,144	2,252
Amortization of debt issuance costs	0	1,090	466
Arrangement fees on undrawn facilities	246	0	0
Other	10	80	160
Total	$ 1,463	$ 8,389	$ 12,480